Related Party Debt - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Gaiam Incorporated	Sep. 30, 2013 Gaiam Incorporated	Dec. 31, 2011 Gaiam Incorporated	Apr. 23, 2013 Gaiam Incorporated Convertible Promissory Notes	Dec. 31, 2012 Gaiam Incorporated Second Extension of Term	Apr. 23, 2013 Gaiam Incorporated Common Class A	Dec. 31, 2012 Gaiam Incorporated Common Class A	Sep. 30, 2013 Gaiam Incorporated Period One	Dec. 31, 2012 Gaiam Incorporated Period One	Sep. 30, 2013 Gaiam Incorporated Period Two	Dec. 31, 2012 Gaiam Incorporated Period Two	Nov. 05, 2013 Gaiam Incorporated Subsequent Event Convertible Promissory Notes	Dec. 31, 2012 Gaiam Incorporated Loan 30 April, 2013	Dec. 31, 2012 Riverside Renewable Energy Investments	Sep. 30, 2013 Riverside Renewable Energy Investments	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due May Four Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due June Twenty Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due April Twenty Six Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Common Class A	Dec. 31, 2012 Riverside Renewable Energy Investments Period One	Sep. 30, 2013 Riverside Renewable Energy Investments Period Three	Dec. 31, 2012 Riverside Renewable Energy Investments Period Three	Sep. 30, 2013 Riverside Renewable Energy Investments Period Four	Dec. 31, 2012 Riverside Renewable Energy Investments Period Four
Related Party Transaction [Line Items]
Related party debt	$ 6,600,000	$ 6,850,000	$ 1,700,000		$ 2,700,000		$ 1,700,000											$ 4,150,000
Debt, repayment amount	8,810	12,162										1,000,000	1,000,000	1,600,000	1,700,000	2,100,000								1,000,000	3,000,000	3,000,000	150,000	150,000
Debt, repayment date												Apr. 26, 2014	Apr. 26, 2013	Apr. 30, 2014	May 04, 2013									Apr. 26, 2013	Sep. 03, 2014	May 04, 2013	Oct. 29, 2014	Jun. 20, 2013
Additional Loan obtained					1,000,000			1,700,000										1,000,000
Interest rate					10.00%	10.00%												10.00%	10.00%
Loan Commitment Option Agreement consideration value																	200,000
Current Lease Rate Per square foot, cancelled due to loan commitment																	3
Value of capital stock required to be sold for creditors to convert loan into securities				50,000
Related party extension date									Apr. 30, 2014											May 04, 2014	Jun. 20, 2014	Apr. 26, 2014
Related party notes, current					1,700,000													3,150,000		3,000,000	150,000	1,000,000
Accrued interest on related party debt	610,000	200,000
Ownership of common stock related party						9.90%					37.00%								25.80%				29.00%
Related party debt, current and non current						2,600,000													4,200,000
Promissory note amount reduced								100,000								200,000
Share exchange with promissory note (shares)										62,111
Related party debt, non current	150,000																		3,200,000
Note payable to related party		64,000	476,000													2,600,000
Promissory note, discount																300,000
Payment to related party																$ 2,100,000